General Information and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
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Schedule of exercise control

The following table details the entities controlled by Itaú Corpbanca:

				Ownership percentage
			Functional	As of December 31, 2019			As of December 31, 2018
	Market	Country	currency	Direct	Indirect	Total	Direct	Indirect	Total
				%	%	%	%	%	%
Itaú Corredores de Bolsa Limitada (1) (10) (12)	National	Chile		$99.990	0.010	100.000	99.990	0.010	100.000
Itaú Administradora General de Fondos S.A. (1) (9)		Chile		$99.994	0.006	100.000	99.994	0.006	100.000
Itaú Corredores de Seguros S.A. (1) (5) (8)		Chile		$99.990	0.010	100.000	99.900	0.100	100.000
Itaú Asesorías Financieras S.A. (1) (7) (14)		Chile		$99.990	0.010	100.000	99.990	0.010	100.000
CorpLegal S.A. (1) (13) (15)		Chile		$—	—	—	99.990	0.010	100.000
Recaudaciones y Cobranzas Limitada (1) (11)		Chile		$99.990	0.010	100.000	99.999	0.001	100.000
Itaú Corpbanca New York Branch (1) (6)	Foreign	USA	US$	100.000	—	100.000	100.000	—	100.000
Itaú Corpbanca Colombia S.A. (2) (16)		Colombia	COP$	87.100	—	87.100	66.279	—	66.279
Itaú Corredor de Seguro Colombia S.A. (2)		Colombia	COP$	79.980	—	79.980	79.980	—	79.980
Itaú Securities Services Colombia S.A. Sociedad Fiduciaria (2) (16)		Colombia	COP$	5.499	82.310	87.809	5.499	62.634	68.133
Itaú Comisionista de Bolsa Colombia S.A (2) (16)		Colombia	COP$	2.219	85.166	87.385	2.219	64.807	67.026
Itaú Asset Management Colombia S.A. Sociedad Fiduciaria (2) (16)		Colombia	COP$	—	87.083	87.083	—	66.266	66.266
Itaú (Panamá) S.A. (3) (16)		Panama	US$	—	87.100	87.100	—	66.279	66.279
Itaú Casa de Valores S.A (4) (16)		Panama	US$	—	87.100	87.100	—	66.279	66.279

(1)	Companies regulated by the Commission for the Financial Market, hereinafter CMF (formerly Superintendency of Securities and Insurance – SVS).
(2)	Companies regulated by the Colombian Financial Superintendency (SFC), which has a supervision agreement with the CMF.
(3)	Company regulated by the Superintendency of Banks of Panama.
(4)	Company regulated by the Superintendency of the Securities Market of Panama.
(5)	On April 1, 2018, the merger of Corpbanca Corredores de Seguro S.A. and Itaú Chile Corredora de Seguros Limitada took place.
(6)	Company regulated by the Office of the Comptroller of the Currency (OCC) and the Federal Reserve (FED).
(7)

On July 4, 2018, Itaú Asesorías Financieras acquired 2 shares of the company to minority shareholders, therefore Itaú Corpbanca and subsidiaries controls, directly and indirectly, 100% of the company’s shares.

(8)	On September 10, 2018, Itaú Corpbanca acquired 127,901 shares of the company to minority shareholders, therefore Itaú Corpbanca controls, directly and indirectly, 100% of the company’s shares.
(9)	On December 10, 2018, Itaú Corpbanca acquired 1 share from a minority investor, thereby controlling (directly and indirectly) 100% of the entity.
(10)	On August 1, 2018, the corporate name of Itaú Corpbanca Corredores de Bolsa S.A. was changed to Itaú Corredores de Bolsa Limitada.
(11)	On May 2, 2019, Itaú Corpbanca Recaudaciones y Cobranzas S.A (Instacob) acquired from Itaú Corredores de Bolsa its participation in Itaú Asesorías Financieras.
(12)	On May 2, 2019, Itaú Corredores de Bolsa acquired from Itaú Asesoría Financieras its participation on Instacob (Itaú Corpbanca Recaudaciones y Cobranzas S.A).
(13)	On May 2, 2019 Itaú Corredores de Bolsa sold to Itaú Corpbanca the participation in Corplegal, with which Itaú Corpbanca becomes a 100% shareholder of the entity.
(14)	On May 2, 2019 Itaú Asesoría Financieras modifies its legal statute turning from a public company (S.A.) to a private limited company.
(15)	On May 20, 2019, the dissolution of Corplegal S.A. took place.
(16)	On December 3, 2019 Itaú Corpbanca completed the acquisition of Itaú Corpbanca Colombia shares owned by Helm LLC and Kresge Stock Holding Company Inc.

Schedule of Associate entity interests

The following entities are classified as “Associates”, were the Bank has an interest and are accounted for using the equity method, according to IAS 28:

			As of December 31,
Associate	Main Operation	Operation Place	2019
			% Share
Nexus S.A	Credit and debit card operator	Santiago, Chile	12.90%
Transbank S.A	Credit card operator	Santiago, Chile	8.72%